Commodity forward contracts – Barter transactions - Fair value of commodity forward contracts (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Assets
Current	R$ 137,660	R$ 114,861
Non-current	3,000	0
Liabilities
Current	(65,641)	(207,067)
Non-current	(316)	0
Purchase Contracts
Assets
Assets	132,362	53,695
Liabilities
Liabilities	(10,549)	(206,881)
Selling Contracts
Assets
Assets	8,298	61,166
Liabilities
Liabilities	R$ (55,408)	R$ (186)